Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Comprehensive Income
Par value per ordinary share	$ 0.25	$ 0.25	$ 0.25
Dividends declared and paid in the period	$ 4,485	$ 3,882	$ 3,668